SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarize the outstanding potentially dilutive securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	39,189	26,130	13,862
Series E Preferred Stock
Summarize the outstanding potentially dilutive securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,103	0	0
Common Stock Options
Summarize the outstanding potentially dilutive securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,710	12,566	12,781
Warrant [Member]
Summarize the outstanding potentially dilutive securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,376	13,526	963
Restricted Stock [Member]
Summarize the outstanding potentially dilutive securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	38	118